FSI LOW BETA ABSOLUTE RETURN FUND

FILED VIA EDGAR

January 5, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	FSI Low Beta Absolute Return Fund (the “Registrant”)
File No. 811-22595; 333-207185

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registrant's registration statement on Form N-2 filed with the SEC and (ii) the text of the most recent amendment has been filed electronically.

Please contact the undersigned at 513-346-4190 if you have any questions.

Very truly yours,

/s/ Simon H. Berry

Simon H. Berry
Assistant Secretary